Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Hartford Schroders Securitized Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HITAX
Hartford Schroders Securitized Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HITIX
Hartford Schroders Securitized Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HITYX
Hartford Schroders Securitized Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HITFX
Hartford Schroders Securitized Income Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HITSX